Document and Entity Information (USD $)	3 Months Ended
	Mar. 31, 2012	May 14, 2012
Document and Entity Information
Entity Registrant Name	ISA Internationale Inc.
Document Type	10-Q
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Entity Central Index Key	0001095133
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding	23,999,612
Entity Public Float		$ 1,919,969
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2

BALANCE SHEETS (03/31/2012 Unaudited, 09/30/2011 Audited) (USD $)	Mar. 31, 2012		Sep. 30, 2011
Cash and cash equivalents	$ 2,731		$ 1,841
Restricted cash	3,520		13,491
Trade Receivables	280		580
Total current assets:	6,531		15,912
Fixed assets at cost	69,057		69,057
(Less) depreciation	(51,287)		(44,597)
Total fixed assets:	17,770		24,460
Finance contract receivables, net of collections	67,835		75,879
Total other assets:	67,835		75,879
TOTAL ASSETS	92,136		116,251
Accounts payable - trade and taxes	163,565		163,103
Credit lines payable	18,035		18,360
Notes payable other - current portion	3,648		3,462
Notes payable related party	158,924		87,011
Convertible debentures payable - defaulted	50,000		50,000
Accrued interest payable-debentures - defaulted	27,116		25,611
Total current liabilites	421,288		347,547
Notes payable other - long term portion	7,187		9,127
Notes payable - related party long term portion			0
TOTAL LIABILITIES	428,475		356,674
Preferred stock	178	[1]	178	[2]
Preferred stock - ISA Acceptance Corporation	$ 560,000	[3]	$ 560,000	[4]
Common Stock, Value	2,400	[5]	2,400	[6]
Additional paid-in capital	10,827,070		10,795,328
Accumulated deficit	(11,188,488)		(11,060,829)
Treasury stock	(537,500)		(537,500)
Total stockholders' equity	(336,340)		(240,423)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 92,136		$ 116,251

[1]	12% cumulative convertible, $.0001 par, 30,000,000 shares authorized, 1,781,000 shares issued and outstanding at March 31, 2012
[2]	12% cumulative convertible, $.0001 par, 30,000,000 shares authorized, 1,489,000 shares issued and outstanding at September 30, 2011
[3]	$25 par, 50,000 shares authorized, 22,400 shares issued and outstanding at March 31, 2012
[4]	$25 par, 50,000 shares authorized, 22,400 shares issued and outstanding at September 30, 2011
[5]	$.0001 par, 300,000,000 shares authorized, 23,999,612 shares issued and outstanding at March 31, 2012
[6]	$.0001 par, 300,000,000 shares authorized, 23,999,612 shares issued and outstanding at September 30, 2011

Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Financing income		$ 191	$ 50	$ 1,717
Third party collections	11,294	47,679	20,542	80,742
Other collection fees	10,965	22,958	20,573	38,965
Total opeating revenue	22,259	70,828	41,165	121,424
Operating Expenses:
Portfolio collection costs	16,930	71,447	39,391	162,612
General and administrative expenses	63,055	40,721	100,661	90,186
General and administrative expenses - related party	11,250	12,650	20,000	50,300
Total operating expenses	91,235	124,818	160,052	303,098
Net operating loss	(68,976)	(53,990)	(118,887)	(181,674)
Other expenses
Interest expense	(2,004)	(5,251)	(3,875)	(6,633)
Interest expense - related party	(2,482)	(2,224)	(4,896)	(4,389)
Net loss			(127,658)	(192,692)
Dividends to preferred stockholders		49,029		94,066
Net loss attributable to common stockholders	$ (73,462)	$ (110,494)	$ (127,658)	$ (286,762)
Basic loss per share	$ (0.003)	$ (0.003)	$ (0.005)	$ (0.008)
Weighted average number of common shares - basic	23,999,612	23,999,612	23,999,612	23,999,612
Dividends per share of preferred stock	$ 0	$ 0.003	$ 0	$ 0.005

STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net loss	$ (127,658)	$ (192,692)
Adjustments to reconcile net increase (decrease) in net assets
Depreciation and amortization	6,689	3,569
Consulting Fees	7,500
Reduction of debt receivable	8,044	33,153
Interest contributed to capital		1,497
Changes in operating assets and liabilities:
(Increase) decrease in trade receivables	300	(431)
(Increase) decrease in accounts payable and accrued expenses	464	(22,051)
Net cash used in operating activities	(104,661)	(176,955)
Cash flows from investing activities:
Purchase of debt receivables		(12,699)
Net cash used in investing activities		(12,699)
Cash flows from financing activities:
Proceeds (Payments) from bank lines of credit	(325)	(246)
(Payments) proceeds from convertible notes payable - related party	2,956	452
Proceeds from notes payable - Other	186	2,718
Proceeds from notes payable - related party	59,515
Increase in accrued interest payable, Convertible debentures	1,505
Proceeds from contributed capital - related party	31,742
Proceeds from issuance of Preferred Stock		197,934
Net cash used by financing activities	95,579	200,858
Net change in cash	(9,082)	11,204
Cash at beginning of period	15,332	41,512
Interest Paid
Interest Paid, Net		1,497
Non-cash investing and financing transactions
Accrued preferred stock dividend expense		$ 197,934

Accounting Policies	6 Months Ended
Mar. 31, 2012
Accounting Policies
Business Description and Basis of Presentation

NATURE OF BUSINESS AND SIGNIFICANT EVENTS

Nature of Business

ISA Internationale Inc. (the Company or ISAI) was incorporated on June 2, 1989, under the laws of the State of Delaware under a former name and became a reporting publicly held corporation on November 15, 1999. On May 8, 1998, Internationale Shopping Alliance Incorporated (Internationale), a Minnesota corporation, was merged with the Company, a Delaware corporation, pursuant to a merger agreement dated April 23, 1998. Upon consummation of the merger, Internationale became a wholly owned subsidiary of the Company. During 2000, the Company sold its International Strategic Assets, Inc. subsidiary and discontinued the operations of its ShoptropolisTV.com subsidiary. Since then, reorganization specialists, Doubletree Capital Partners LLC, has internally reorganized the Company's financial affairs and changed its direction to focus on the financial services industry.

These consolidated financial statements include the parent Company, ISA Internationale, Inc., its wholly owned subsidiary, ISA Financial Services, Inc. (formerly ISA Acquisition Corporation), and its wholly owned subsidiary, ISA Acceptance Corporation. The companies resumed operations in September 2005 as a result of a distressed consumer debt purchase agreement which commenced on May 18, 2005, and currently operate as debt collection companies.

In the opinion of management, the condensed consolidated financial statements include all normal recurring adjustments necessary for a fair presentation of the balance sheet of the Company at March 31, 2012 and the results of its operations and cash flows for the six months ended March 31, 2012 and 2011 Results of operations reported for interim periods are not necessarily indicative of results for the entire year and should be read in conjunction with the prior year 10-K.

Critical Accounting Policies

Revenue Recognition and Finance Receivables:

The Company utilizes the cost recovery method under guidance provided by FASB ASC 310 to determine income recognized on finance receivables. The Company has determined we cannot reasonably estimate the timing of the cash flows from our portfolio receivables collections to effectively utilize the interest method of revenue recognition under FASB ASC 310.

Under the cost recovery method of revenue recognition, the Company does not recognize revenue until the original investment cost in the portfolio has been recovered by gross collections less write-offs and impairments. The Company began collecting on our own portfolios in 2005. Currently our accounting procedure is to reduce the carrying inventory asset value by the gross amount collected before fees and other collection costs are subtracted. Once the portfolio is fully amortized we report revenue. We will continue to obtain and use appropriate input data including monthly collection data and liquidation rates to evaluate our performance and project future cash flows from our portfolios of receivables.

In the event cash collections are inadequate to amortize the carrying balance and the resulting estimated remaining fair market value of the remaining portfolio debt receivables were to be less than the carrying value, an impairment charge would need to be taken with a corresponding write off of the "impaired" or deficient receivable carrying value with a corresponding charge to profit and loss of the Company at that time.

Gains on sale of debt receivables, representing the difference between sales price and the unamortized value of the debt receivables, are recognized when debt receivables are sold.

Changes in company owned portfolio debt receivables for the quarter ended March 31, 2012:

  Balance at beginning of period, December 31, 2011          $71,402

  Acquisition of debt receivables                                                  0

  Sale of debt receivables                                                           0

  Cash collections applied to principal                                    (3,567)

                                                                                      -----------

  Balance at the end of the period, March 31, 2012               $67,835

 For our company owned portfolios revenue will be recognized based on FASB ASC 310. Since expected cash flows cannot be reasonably estimated, the Company will continue to use the "Recovery Method" under which revenues are only recognized after the initial cost of the investment has been recovered.

The cost recovery revenue recognized no income on debt receivables in the quarter ended March 31, 2012 and recorded other service fees income of $10,965. Also we had income from our third party collections operations of $11,294 for a total income of $22,259. This compares to a total income for the three months ended March 31, 2012 of $70,828 which includes $191 in income above the cost recovery method referred to as finance income, other service fee income of $11,958 and $47,679 from third party collections fees.

Basis of Presentation:

These financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America.

Management's Use of Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.

Actual results may differ materially and adversely from the Company's estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Recent Accounting Pronouncements:

The Company’s management has evaluated all recently issued accounting pronouncements through the filing date of these financial statements and has determined that these pronouncements will have no material impact on the financial statements of ISA Internationale, Inc.

Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation.

LIQUIDITY AND GOING CONCERN MATTERS

The Company has incurred losses since its inception and, as a result, has an accumulated deficit of $11,188,488 at March 31, 2012. The net loss for the three month period ended March 31, 2012 from operating activities was $73,461 compared to a net loss of $61,464 for the same period last year. The Company received loans and cash advances totaling $67,016 from a related party during the period ended March 31, 2012. These loans and cash advances have been recorded as a convertible note payable to the related party and not treated as additional contributed capital to the Company’s paid in capital as had been done at December 31, 2011 for similar loans and advances in the amount of $31,742.

During the same period in 2011, the Company issued $49,029 in Convertible Preferred Stock to convert loans payable to the related party to finance continuing operations for the three month period.

As of March 31, 2012, the Company also had a principal balance due of $91,908 in Notes payable to finance portfolio purchases to related parties and $10,835 in a bank note payable related to an automobile purchase in January 2010.

The Company's ability to continue as a going concern depends upon successfully restructuring its debt, obtaining sufficient financing to maintain adequate liquidity and provide for capital expansion until such time as operations produce positive cash flow. The Company has been in reorganization and at the present time is continuing to establish itself in the debt collection business within the financial services industry. However, there can be no assurance these actions will be successful.

The accompanying consolidated financial statements have been prepared on a going concern basis, which assumes continuity of operations and realization of assets and liabilities in the ordinary course of business. These financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the company cannot continue in existence.

Debt	6 Months Ended
Mar. 31, 2012
Debt
Debt Disclosure

CONVERTIBLE DEBENTURES

The Company has reported a $50,000 convertible debenture and the related interest due thereon in the amount of $27,116 as of March 31, 2012. The interest rate on the remaining balance of $50,000 is 6% per annum.  Currently the debenture is in default and is convertible into 25,270 common shares at the rate of $3.00 per share at the option of the holder.

OTHER LIABILITIES

The Company has a total outstanding balance of $18,035 in Credit Lines Payable for its available bank credit lines of $20,000 as of March 31, 2012.  The interest rate is 12% per annum, the lines are unsecured, payable on demand, and guaranteed by the Company's President.

The Company has a loan outstanding in the amount of $10,835 as of March 31, 2012 ($3,648 current and $7,187 Long Term).  The interest rate is 5.11%. The note is personally guaranteed by an officer of the Corporation and the Company's automobile is pledged as collateral to the loan.

Equity	6 Months Ended
Mar. 31, 2012
Equity
Stockholders' Equity Note Disclosure

STOCKHOLDER’S EQUITY:

Preferred Stock

As of March 31, 2012, there were 1,781,000 total preferred shares outstanding. As of that date, the total convertible preferred shares would convert into an additional 17,810,000 common stock shares.

As of March 31, 2012 and September 30, 2011, the Company’s subsidiary, ISA Acceptance, has issued to a related party 22,400 shares of $25 par value 12% dividend non-convertible preferred shares, payable when declared. As of March 31, 2012, there were no dividends due the holder of these preferred shares as no dividends have been declared through March 31, 2012.

Common Stock

As of March 31, 2012, 23,999,612 shares of common stock were issued and outstanding. No additional shares were issued during the three months ended March 31, 2012. The notes payable – related party of $67,016 outstanding as of March 31, 2012 (see further reference in note 4.b below)and any accrued interest payable due on these notes are convertible at the option of the related party into common stock shares of the Company. As of March 31, 2012, an additional 670,016 of common stock shares would be issuable by the Company.

Related Party Disclosures	6 Months Ended
Mar. 31, 2012
Related Party Disclosures
Related Party Transactions Disclosure

The Company has reported a $50,000 convertible debenture and the related interest due thereon in the amount of $27,116 as of March 31, 2012. The interest rate on the remaining balance of $50,000 is 6% per annum.  Currently the debenture is in default and is convertible into 25,270 common shares at the rate of $3.00 per share at the option of the holder.

NOTES PAYABLE - RELATED PARTY

Bernard L. Brodkorb, President of ISAT, has a Loan Agreement with ISAF issued on January 25, 2010 in the amount of $25,008 used to finance a portfolio purchase. The loan accrues interest at the rate of 11% per annum. No interest or principal payments have been paid toward the loan and the balance outstanding at March 31, 2012 is $31,704.

C. J. Newman, Vice President of Doubletree Capital Partners, Inc., has two loan agreements with ISAF issued on June 25, 2010 and August 3, 2010. Both loans are for $25,000 for a total of $50,000. The loans accrue interest at the rate of 11% per annum. No interest or principal payments have been paid toward the loan. The balance outstanding at March 31, 2012 is $60,204.

All of the above loans are distributed on the balance sheet as current liabilities for a total amount of $91,908.

As of April 1, 2011, the Company has suspended the issuance of future dividends on the 1,781,000 convertible 12% Series A Preferred Stock shares that are outstanding.

CONVERTIBLE NOTES PAYABLE - RELATED PARTY

During the quarter ended March 31, 2012, the Company received $59,516 in cash loans and advances from a related party. These advances and loans and a $7,500 management fee payable to Doubletree Capital Partners, Inc., recorded as notes payable – related party for a total of $67,016, are secured by a blanket collateral pledge of all of the Company’s assets and bear interest at the rate of 12% per annum commencing March 31, 2012 and forward until paid in full. The convertible notes payable are due and payable on demand and convertible at the option of the related party into 670,160 common shares at the rate of $.10 per share as of March 31, 2012.

ADDITIONAL PAID IN CAPITAL - RELATED PARTY

During the quarter ended December 31, 2011, the Company received $31,742 in cash and services rendered from a related party that have been treated as contributions made to capital. Doubletree Capital Partners contributed $26,742 in cash while Doubletree Capital Partners, Inc. provided management services valued at $5,000 for which payment was forgone to provide for the capital contribution.

Subsequent Events	6 Months Ended
Mar. 31, 2012
Subsequent Events
Subsequent Events

SUBSEQUENT EVENTS

The management of the Company has evaluated all of the subsequent events through the date of this report and has determined the only matter that needs reporting is that defaulted debenture note payable statute of limitation expires on April 1, 2012 and the Company will after March 31, 2012 remove from its balance sheet the $50,000 debenture note payable and the related accrued interest payable in the amount of $27,116. Legal counsel for the Company determined over three years ago that the Company could remove the debt from its books due to statute of limitation expirations on the debt. The Company has waited an additional three years and now accordingly will remove the debt from its books. The management of the Company has evaluated all other subsequent events through the date of this report and has determined there are no other matters that need reporting within this 10Q as of March 31, 2012.